Financial Risk Management (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cumulative translation adjustment	$ 77.2	$ 21.3
Investments	$ 203.1	147.4
Foreign Exchange Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of Interest-bearing deposits in US dollars	87.00%
Percentage of Interest-bearing deposits in Canadian dollars	2.00%
Percentage of Interest-bearing deposits in other currencies	11.00%
Cumulative translation adjustment	$ 77.2	$ 21.3
Interest Rate Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Decrease in interest rate used for sensitivity analysis (as a percent)	0.50%	0.50%
Interest rate sensitivities increase effect on net income	$ (2.2)	$ (1.0)
Interest rate sensitivities decrease effect on net income	2.2	1.0
Interest rate sensitivities increase effect on equity	(2.2)	(1.0)
Interest rate sensitivities decrease in effect on equity	2.2	1.0
Liquidity Risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and available-for-sale securities	$ 511.1	253.0
Term of financial liabilities	1 year
Capital Risk Management
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and available-for-sale securities	$ 511.1	253.0
Investments	203.1	147.4
Liquid securities	168.1	114.6
Capital Risk Management | Credit Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities	$ 1,000.0	$ 1,000.0